Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Inventories

4.    Inventories

Inventories consisted of the following:

	March 31,	December 31,
	2020	2019
	(Unaudited)
Raw materials and supplies	$84.0	$89.6
Work in process	0.5	0.4
Finished goods	31.9	31.1
	$116.4	$121.1

4. Inventories Inventories consisted of the following:

	December 31
	2019	2018
Raw materials and supplies	$89.6	$87.2
Work in process	0.4	0.5
Finished goods	31.1	35.8
	$121.1	$123.5